J.P. MORGAN FLEMING

MUTUAL FUND GROUP, INC.

270 Park Avenue

New York, New York 10017

June 27, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc. I (the “Trust”) on behalf of

JPMorgan Mid Cap Value Fund

(the “Fund”)

File No. 811-08189 and 333-25803

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 41 under the 1933 Act (Amendment No. 42 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to register Class R5 and Class R6 for the Fund. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary